Financial income and expense (Tables)	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Disclosure of detailed information about financial income
Financial income

in CHF thousands, for the six months ended June 30	2025	2024
Interest income on financial assets held at amortized cost	922	2,015
Net foreign exchange gain	—	3,432
Total	922	5,447

in CHF thousands, for the three months ended June 30	2025	2024
Interest income on financial assets held at amortized cost	420	912
Total	420	912

Disclosure of detailed information about financial expense
Financial expense

in CHF thousands, for the six months ended June 30	2025	2024
Net foreign exchange loss	(4,617)	—
Interest expense on leases	(9)	(13)
Other financial expenses	(7)	(7)
Total	(4,633)	(20)

in CHF thousands, for the three months ended June 30	2025	2024
Net foreign exchange loss	(3,494)	(9)
Interest expense on leases	(4)	(6)
Other financial expenses	(3)	(3)
Total	(3,501)	(18)